Inventory, Net	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory, net

3. Inventory, net

Inventory consisted of the following:

	December 31,
	2018	2019
Raw materials	$63,830	$1,193
Finished goods and merchandise goods	1,526,489	3,041,569
	$1,590,319	$3,042,762

As of December 31, 2018 and 2019, a portion of finished goods, and merchandise goods, and certain raw materials were in excess of the Company's current requirements based on the recent level of sales. The Company provided inventory valuation allowances (reversals) of $(147,804), $23,299 and $19,683 for the years ended December 31, 2017, 2018 and 2019, respectively. Reversals in 2017 resulted from sales and disposal of previously impaired goods.